VALUE OF UNFAVOURABLE TIME CHARTERS (Details) $ in Thousands	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Nov. 30, 2015 contract
Unfavourable contract amortisation schedule [Line Items]
value of unfavourable contracts acquired	$ 8,109	$ 8,109
Amortisation of unfavourable contracts	(8,109)	(1,310)
Unfavourable contracts, current	$ 0	$ 6,799
Reverse acquisition [Member]
Unfavourable contract amortisation schedule [Line Items]
Number of unfavourable time charter contracts | contract			5